Note 5 - Investments (Details Narrative)	Jun. 30, 2013	Dec. 31, 2012
ICI [Member]
Equity investment ownership percentage	17.50%	17.50%
ICB [Member]
Equity investment ownership percentage	17.50%	17.50%